Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Income Taxes

15. Income Taxes

Cayman Islands and British Virgin Islands

Under the current and applicable laws of Cayman Islands and British Virgin Islands, the Group is not subject to tax on income or capital gains under these jurisdictions.

Hong Kong

IWHL, IWSL, IWAML, IWCL and MFHK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2026, 2025 and 2024, Hong Kong Profits Tax was calculated in accordance with the two-tiered profits tax rates regime. For eligible entities, the applicable income tax rate for the first HK$2,000,000 (equivalent to $256,283) of assessable profits is 8.25% whereas assessable profits above HK$2,000,000 (equivalent to $256,283) will continue to be subject to an income tax rate of 16.5%. As is the case of the Group’s connected entities, IWHL, IWSL, IWAML, IWCL and MFHK, only one of the connected entities can elect to be charged at two-tiered tax rates. The other entities will be subject to tax rate of 16.5% on all its assessable profits, if any.

PRC

Shenyang is incorporated in PRC and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) and are taxed at the statutory income tax rate of 25%.

As Shenyang did not generate any income for the years ended March 31, 2026, 2025 and 2024, no enterprise income tax charged.

The current and deferred portions of the income tax (benefits) expenses included in the consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2026	2025	2024
Current taxes	$(874)	$64,427	$15,856
Deferred taxes	(21,911)	(21,193)	(2,497)
Income tax (benefits) expenses	$(22,785)	$43,234	$13,359

A reconciliation of the difference between the expected income tax (benefits) expenses computed at Hong Kong profits tax rate of 16.5% and the Group’s reported income tax benefits is shown in the following table:

	For the Years Ended March 31,
	2026	2025	2024
Loss before income taxes	$(13,861,012)	$(4,274,408)	$(4,576,119)
Applicable income tax rate in Hong Kong	16.5%	16.5%	16.5%
Income tax benefits at applicable income tax rate	$(2,287,067)	$(705,277)	$(755,060)
Non-deductible expenses	5,358	5,709	2,644
Income not subject to tax	(12)	(148)	(40)
Tax losses not expected to be utilized (1)	2,078,533	875,720	639,889
Tax effect of two-tiered profits tax rates	(2,563)	(21,554)	(62,480)
(Over) Under-provision in previous years	(2,814)	4,632	26,762
Change in valuation allowance	185,780	(115,848)	161,644
Income tax (benefits) expenses	$(22,785)	$43,234	$13,359

(1)	Losses not expected to be utilized for the year ended March 31, 2026 mainly represented expenses incurred by the Company and MFHK. For the year ended March 31, 2025, such expenses were mainly incurred by the Company. For the year ended March 31, 2024, such expenses were incurred by the Company and IWHL. As the Company, MFHK and IWHL did not conduct substantive revenue-generating operations during the relevant years, management considered that such expenses were not eligible to be carried forward to offset taxable profits in subsequent periods under the applicable Hong Kong tax laws. Accordingly, no deferred tax assets were recognized in respect of these amounts. For tax losses that are eligible for carryforward, deferred tax assets are recognized only to the extent that realization is considered more-likely-than-not. A valuation allowance is provided against deferred tax assets when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The following table reconciles the statutory tax rate to the Group’s effective tax rate for the years ended March 31, 2026, 2025 and 2024:

	For the Years Ended March 31,
	2026	2025	2024

Applicable income tax rate	16.5%	16.5%	16.5%
Tax effect on non-deductible expense	(0.1)%	(0.2)%	(0.1)%
Tax effect on income not subject to tax	-%	-%	-%
Tax losses not expected to be utilized	(15.0)%	(20.4)%	(13.9)%
Tax effect on two-tiered profits tax rates	-%	0.5%	1.4%
Tax effect on (over) under-provision in previous years	-%	(0.1)%	(0.6)%
Tax effect on change in valuation allowance	(1.3)%	2.7%	(3.5)%
Effective tax rate	0.1%	(1.0)%	(0.2)%

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2026	2025
Deferred tax assets:
Allowance for credit loss	$23,407	$17,477
Net operating loss carry forwards	284,059	99,745
Depreciation and amortization	22,153	6,432
Less: valuation allowances	(284,059)	(99,745)
Total deferred tax assets, net	$45,560	$23,909

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more-likely-than-not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory tax rates of 16.5%, were applied when calculating deferred tax assets.

As of March 31, 2026 and 2025, the Group had net operating loss carryforwards indefinitely of $1,721,573 and $604,513, respectively, which fully arose from the subsidiaries established in Hong Kong and can be carried forward indefinitely against future assessable profits.

Due to the successive years of losses recognized by the Hong Kong subsidiaries, the Group is uncertain when these net operating losses can be utilized. As a result, the Group provided a 100% allowance on deferred tax assets on net operating losses of $284,059 and $99,745 related to the Hong Kong subsidiaries as of March 31, 2026 and 2025, respectively. The Group had no unrecognized tax benefits as of March 31, 2026 and 2025.

Movement of the Group’s valuation allowance against deferred tax assets is as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$99,745	$214,543
Increase (decrease) recognized in the income statement	185,780	(115,848)
Exchange difference	(1,466)	1,050
Balance at end of the year	$284,059	$99,745

Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. As of March 31, 2026 and 2025, the Group had no open tax investigation from the tax authority.